Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue.
Schedule of Revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Commodity
Gold(1)	$213.9	$190.7	$386.1	$378.2
Silver	35.4	35.8	64.0	76.9
Platinum group metals(1)	9.9	17.3	21.3	31.5
Iron ore(2)	10.1	14.6	23.2	33.9
Other mining assets	5.1	2.4	7.1	3.5
Mining	$274.4	$260.8	$501.7	$524.0
Oil	$36.9	$46.2	$64.0	$85.2
Gas	14.2	37.9	31.1	67.4
Natural gas liquids	4.4	7.4	9.4	14.5
Energy	$55.5	$91.5	$104.5	$167.1
	$329.9	$352.3	$606.2	$691.1
Geography
South America	$106.0	$89.2	$185.2	$191.4
Central America & Mexico	86.3	84.5	157.2	163.7
United States	57.8	88.5	108.1	161.6
Canada(1)(2)	43.1	60.7	86.9	112.4
Rest of World	36.7	29.4	68.8	62.0
	$329.9	$352.3	$606.2	$691.1
Type
Revenue-based royalties	$99.8	$130.9	$191.2	$252.2
Streams(1)	201.4	181.3	358.6	365.5
Profit-based royalties	15.3	27.6	32.5	52.4
Other(2)	13.4	12.5	23.9	21.0
	$329.9	$352.3	$606.2	$691.1
1.	For Q2 2023, revenue includes a gain of $0.1 million and loss of $0.2 million for provisional pricing adjustments for gold and platinum group metals, respectively (Q2 2022 – losses of $0.3 million and $0.2 million, respectively). For H1 2023, revenue includes a gain of $0.2 million and $0.3 million of provisional pricing adjustments for gold and platinum group metals, respectively (H1 2022 – a loss of $0.4 million and a gain of $0.4 million, respectively).
2.	For Q2 2023, revenue includes dividend income of $3.1 million from the Company’s equity investment in LIORC (Q2 2022 – $4.5 million). For H1 2023, revenue includes dividend income of $5.4 million from the Company’s equity investment in LIORC (H1 2022 – $7.0 million).